Cash and Cash Equivalents: (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

	December 31,	December 31,
	2020	2019
Bank deposits	$9,457,061	$31,499,893
Short term investments	47,958,289	30,322,244
Total	$57,415,350	$61,822,137

Short term investments include money market funds and US treasury bills which mature in three months or less.